American Century Mutual Funds, Inc | Sustainable Equity Fund
Sustainable Equity Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - Sustainable Equity Fund - USD ($)	Investor Class	Institutional Class	Class A		Class C	Class R
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	[1]	1.00%	none
Maximum Account Fee	$ 25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - Sustainable Equity Fund	Investor Class	Institutional Class	Class A	Class C	Class R
Management Fees (as a percentage of Assets)	0.99%	0.79%	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):	none	none	none	none	none
Expenses (as a percentage of Assets)	0.99%	0.79%	1.24%	1.99%	1.49%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated) and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - Sustainable Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	101	316	548	1,213
Institutional Class	81	253	439	978
Class A	694	946	1,218	1,988
Class C	202	625	1,073	2,314
Class R	152	472	814	1,778

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The fund will generally invest in larger-sized companies using a quantitative model that combines fundamental measures of a stock’s value and growth potential. To measure value, the managers may use ratios of stock price-to-earnings and stock price-to-cash flow, among others. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates, as well as other factors. The model also considers price momentum. The portfolio managers also take environmental, social and governance ("ESG") factors into account in making investment decisions.  The portfolio managers attempt to build a portfolio of stocks that provides better returns than, and a dividend yield comparable to, the S&P 500® Index, without taking on significant additional risk.
Under normal market conditions, the fund will invest at least 80% of its net assets in equity securities.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
When determining whether to sell a security, the portfolio managers consider among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions, whether the security meets their ESG criteria, and any other factor deemed relevant by the portfolio managers.

Principal Risks

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Style Risk - If at any time the market is not favoring the fund’s investment process, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

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Benchmark Correlation - The fund’s performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

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ESG Criteria Risk - Because the fund's ESG criteria may exclude the securities of certain issuers for nonfinancial reasons, the fund may forego some market opportunities available to funds that do not use ESG criteria.

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Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 15.47% Lowest Performance Quarter (4Q 2008): -20.53%
Average Annual Total Returns For the calendar year ended December 31, 2015
Average Annual Total Returns - American Century Mutual Funds, Inc	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.56%	7.30%
Sustainable Equity Fund | Investor Class	Investor Class Return Before Taxes	(1.67%)	12.11%	8.17%
Sustainable Equity Fund | Institutional Class	Institutional Class Return Before Taxes	(1.43%)	12.35%	8.39%
Sustainable Equity Fund | Class A	A Class Return Before Taxes	(7.56%)	10.52%	7.26%
Sustainable Equity Fund | Class A | After Taxes on Distributions	Return After Taxes on Distributions	(7.75%)	10.30%	6.97%
Sustainable Equity Fund | Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.13%)	8.37%	5.84%
Sustainable Equity Fund | Class C	C Class Return Before Taxes	(2.64%)	10.99%	7.09%
Sustainable Equity Fund | Class R	R Class Return Before Taxes	(2.17%)	11.56%	7.62%

The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.